Taxes and payroll charges payable (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Taxes and Payroll Charges Payable

	12.31.2018	12.31.2017
INSS (social security contribution) (i)	105.2	84.0
IRRF (withholding tax)	11.8	24.2
PIS and COFINS (ii)	1.6	4.2
Taxes refinancing program	1.1	15.0
IPI (manufacturing tax)	0.3	1.1
FGTS (government employee severance indemnity fund)	0.2	5.6
Others	6.4	6.8

	126.6	140.9

Current portion	68.4	70.7
Non-current portion	58.2	70.2